Accounts payable and accruals (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable And Accruals Details [Abstract]
Accounts payables	$ 6,448	$ 5,686
Accrued expenses	5,797	6,441
Accrued wages and other benefits	1,412	1,008
Client liabilities	8,760	6,743
Other	1,665	1,104
Total	$ 24,082	$ 20,982